Intangible assets - Customer Relationships (Details) - EUR (€) € in Thousands	Sep. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Mar. 31, 2020	Sep. 30, 2019
Disclosure of detailed information about intangible assets [line items]
Intangible assets	€ 599,664	€ 625,379	€ 594,932	€ 631,002	€ 662,999
Business combinations
Disclosure of detailed information about intangible assets [line items]
Customer-related intangible assets recognised as of acquisition date	655,045
TFSS | Business combinations
Disclosure of detailed information about intangible assets [line items]
Customer-related intangible assets recognised as of acquisition date	610,789
AVPS | Business combinations
Disclosure of detailed information about intangible assets [line items]
Customer-related intangible assets recognised as of acquisition date	44,256
Customer relationships
Disclosure of detailed information about intangible assets [line items]
Intangible assets	32,382		€ 97,398		€ 162,944
Customer relationships | Business combinations
Disclosure of detailed information about intangible assets [line items]
Intangible assets	26,405	54,663		123,592
Customer relationships | TFSS | Business combinations
Disclosure of detailed information about intangible assets [line items]
Intangible assets	26,405	53,135		117,479
Customer relationships | AVPS | Business combinations
Disclosure of detailed information about intangible assets [line items]
Intangible assets	€ 0	€ 1,528		€ 6,113